SICHENZIA ROSS FRIEDMAN FERENCE LLP
                  1065 AVENUE OF THE AMERICAS NEW YORK NY 10018
             TEL 212 930 9700 FAX 212 930 9725 WEB WWW. SRFFLLP.COM

                                                                  April 13, 2005

Jeffrey Riedler
Assistant Director
Division of Corporate Finance
Office of Small Business Operations
Securities and Exchange Commission
450 5th Street, N.W.- Mail Stop 3-09
 Washington, D.C. 20549

 Attn:   Sonia Barros

                  RE:      Xact Aid, Inc.
                           Amendment No. 3 to Registration Statement on
                           Form SB-2, filed March 21, 2005
                           File No. 333-120807

Dear Ms. Barros:

         Xact Aid, Inc., a Delaware corporation, plans to file a final amendment no. 4 to the above-referenced registration statement. This letter responds to your letter dated March 31, 2005 relating to comments of the staff of the Securities and Exchange Commission in connection with the above-referenced submission. Please review and inform us if we have clears comments and are able to file our request for acceleration.

We have revised our disclosure as requested by the staff for all of the comments (1-9).

Comment  Page and/or Section
#        #
------------------------------------------------------------------------

#1       See prospectus summary and selling shareholder section.

#2       See Summary of Financial Data table.

#3       See Security Ownership table.

#4       See Business Section.

#5       See Business Section.

#6-#9 -  See the referenced financial statements.

         We appreciate your timely consideration of these matters in your review of the filing referenced above. If you or others have any questions or would like additional information, please contact me at 212-930-9700.

                                               Very truly yours,

                                               Darrin M. Ocasio, Esq.